                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00919

                        Van Kampen Equity and Income Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/08

Item 1. Report to Shareholders.

The Fund's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Equity and Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I OR R SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/08

                                                                                     R SHARES    I SHARES
                             A SHARES            B SHARES            C SHARES          SINCE       SINCE
                           since 8/3/60        since 5/1/92        since 7/6/93       10/1/02    12/22/04
----------------------------------------------------------------------------------------------------------
AVERAGE                             W/MAX               W/MAX               W/MAX
ANNUAL                     W/O      5.75%      W/O      5.00%      W/O      1.00%       W/O         W/O
TOTAL                     SALES     SALES     SALES     SALES     SALES     SALES      SALES       SALES
RETURNS                  CHARGES   CHARGE    CHARGES   CHARGE    CHARGES   CHARGE     CHARGES     CHARGES

Since
Inception                 10.62%    10.48%    10.17%    10.17%     9.48%     9.48%      8.37%       4.05%

10-year                    6.63      6.00      5.97      5.97      5.83      5.83         --          --

5-year                     7.13      5.87      6.49      6.25      6.32      6.32       6.87          --

1-year                   -11.53    -16.63    -11.61    -15.77    -12.25    -13.08     -11.82      -11.31

6-month                   -9.42    -14.64     -9.37    -13.83     -9.78    -10.67      -9.51       -9.31
----------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class R Shares are available for purchase by investors through or in tax-exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer-sponsored 403(b) plans). Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R Shares is up to 0.50 percent. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I Shares are offered without any sales charges on purchases and sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. Periods less than one year are not annualized.

The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Lehman Brothers U.S. Government/Credit Index includes securities in the Government and Credit Indices. The Government Index consists of securities issued by the U.S. government and its agencies. The Credit Index consists of publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. The Indexes do not include any expenses, fees or sales charges, which would lower performance. The Indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

MARKET CONDITIONS

In the six-month period, pessimism among investors intensified, leading the broad stock market lower. The Federal Reserve (the "Fed") aggressively sought to stabilize the markets and encourage liquidity through a number of policy measures. In mid-March some investors had hoped the worst of the credit market crisis had passed, leading stocks to rally through mid-May. However, the market gave back those gains by the end of the period as news from the economic front continued to be dismal. Stagflation (stagnant economic growth combined with rising inflation) became a greater concern as unemployment grew while surging oil prices and a weak dollar put upward pressure on inflation. With the housing market still deteriorating, more mortgage loan defaults and bankruptcies were expected to lead to further writedowns by financial institutions. Lingering questions about the health of the financial sector and a bleak outlook for consumer discretionary stocks drove considerable volatility in those sectors of the market. In contrast, the energy sector and, to a lesser extent, the materials sector still dominated, supported by the strength of their underlying commodity prices.

The fixed income market was tremendously volatile throughout the reporting period. In the first quarter of 2008, concerns about credit and liquidity, the weak housing market and potential for economic recession led investors to shun risky assets in favor of the relatively safe haven of high-quality government securities, fueling the performance of U.S. Treasuries while driving spreads in other sectors considerably wider. Despite a rebound in spread sector performance during the second quarter, the market retreated again in the final weeks of the period as investors considered new credit concerns in the market as well as the possibility that the Fed might begin to raise rates in order to fight inflation. As a result, for the overall period Treasuries outperformed all other sectors of the fixed income market.

In the corporate bond market, credit spreads tightened in the second quarter of the year after widening considerably in the first quarter. In fact, the investment grade corporate sector posted its best monthly return on record in April. However, as the period was coming to a close, investors began demanding additional compensation for owning riskier assets, causing credit spreads to widen again. Within the investment grade sector, industrial and utilities were the top performers while financials continued to lag as many financial institutions recognized significant losses on mortgage-related securities.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Equity and Income Fund outperformed the Russell 1000(R) Value Index and underperformed the Lehman Brothers U.S.
Government/Credit Index for the six months ended June 30, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

------------------------------------------------------------------------------------------
                                                                           LEHMAN
                                                                          BROTHERS
                                                           RUSSELL          U.S.
                                                           1000(R)      GOVERNMENT/
      CLASS A   CLASS B   CLASS C   CLASS R   CLASS I    VALUE INDEX    CREDIT INDEX

      -9.42%    -9.37%    -9.78%    -9.51%    -9.31%       -13.57%          0.98%
------------------------------------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The financials sector, in which the Fund was well positioned, was a key area of outperformance for the Fund relative to the Russell 1000 Value Index. Although the sector lost value on an absolute basis, holdings in insurance stocks declined less than those in the Russell 1000 Value Index. Further, the Fund had lower exposure to banks and regional banks, which were some of the worst performing segments in the financials sector. The consumer staples sector also added to relative results, due to stock selection and the resulting overweight allocation in the sector. In particular, a large holding in a food and staples retailer performed well because the retailer effectively positioned itself for an economic downturn and saw an increase in consumer shopping at its stores. Finally, the technology sector was the third strongest contributor to relative performance. Within the sector, stock selection was particularly beneficial, as the Fund held an internet company that rallied following an announcement of a potential acquisition bid and a software and services company that began to turn around after lagging for some time.

However, the Fund did not fare so well in other areas. An underweight allocation in the energy sector hampered relative performance. As energy continued to be the top performing sector in the Russell 1000 Value Index, the Fund's minimal exposure produced proportionately less gain than that of the Index. Stock selection in the industrials sector was disadvantageous due to the poor performance of an electrical engineering company that announced a large writedown early in 2008. In the materials sector, the Fund's lack of exposure to the strong performing metals and mining industry held back relative performance.

In the fixed income portion of the portfolio, the primary detractor from the Fund's performance was an allocation to non-agency mortgage securities, a group of securities not represented in the Lehman Brothers U.S. Government/ Credit Index. These securities are CMOs (collateralized mortgage obligations) backed by pools of option adjustable-rate mortgages (ARMs), also known as MTA (moving treasury average) floaters, made primarily to Alt-A borrowers those who have relatively strong credit but are not considered "prime" borrowers. Unfortunately, as a result of defaults in the subprime market, spreads on all residential and commercial mortgage-backed products widened during the period, hindering performance.

The Fund's yield-curve positioning, however, was beneficial to performance. We underweighted longer-dated issues and overweighted intermediate-dated issues through the use of interest rate swaps. This strategy helped enhance returns as the spread between intermediate- and long-dated yields widened in the first quarter of the year. Additionally, an underweight position in investment-grade corporate bonds was beneficial given the corporate sector's underperformance amid ongoing writedowns by many financial institutions during the period. This corporate bond positioning led to an overweight allocation to Treasury securities, which was also beneficial given the flight to quality that persisted throughout much of the period.

The Fund's holdings in convertible securities were neither a strong contributor nor a detractor during the period under review. At the close of the period, the Fund held 59.8 percent in stocks, 20.5 percent in bonds, and 15 percent in convertible securities.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 6/30/08
Wal-Mart Stores, Inc.                                             2.7%
JPMorgan Chase & Co.                                              2.3
Bayer AG--ADR                                                     2.3
Royal Dutch Shell PLC--ADR                                        1.9
Marsh & McLennan Cos., Inc.                                       1.8
Time Warner, Inc.                                                 1.7
Schering-Plough Corp.                                             1.5
Verizon Communications, Inc.                                      1.5
United States Treasury Notes                                      1.5
American Electric Power Co., Inc.                                 1.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 06/30/08
United States Treasury Obligations                                8.5%
Pharmaceuticals                                                   7.6
Integrated Oil & Gas                                              5.1
Other Diversified Financial Services                              4.6
Electric Utilities                                                3.7
Packaged Foods & Meats                                            3.2
Movies & Entertainment                                            3.0
Industrial Conglomerates                                          2.9
Thrifts & Mortgage Finance                                        2.8
Hypermarkets & Super Centers                                      2.7
Diversified Chemicals                                             2.6
Property & Casualty Insurance                                     2.4
Communications Equipment                                          2.2
Integrated Telecommunication Services                             2.0
Health Care Equipment                                             1.9
Collateralized Mortgage Obligation                                1.9
Insurance Brokers                                                 1.8
Technology                                                        1.7
Investment Banking & Brokerage                                    1.7
Biotechnology                                                     1.5
Regional Banks                                                    1.5
Aerospace & Defense                                               1.4
Diversified Banks                                                 1.4
Asset Backed Security                                             1.4
Tobacco                                                           1.1
Banking                                                           1.0
Broadcasting & Cable TV                                           1.0
Internet Software & Services                                      1.0
Household Products                                                1.0
Oil & Gas Storage & Transportation                                1.0
Health Care                                                       0.9
Computer Hardware                                                 0.8
Gold                                                              0.8
Semiconductors                                                    0.8
Soft Drinks                                                       0.8

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 06/30/08
                                       (continued from previous page)
Investment Company                                                0.6
Brokerage                                                         0.6
Life & Health Insurance                                           0.6
Electric                                                          0.5
Oil & Gas Exploration & Production                                0.5
Automobile Manufacturers                                          0.5
Consumer Electronics                                              0.5
Systems Software                                                  0.5
Wireline                                                          0.5
Restaurants                                                       0.5
Multi-Line Insurance                                              0.5
Health Care Services                                              0.5
Personal Products                                                 0.4
Department Stores                                                 0.4
Oil & Gas Equipment & Services                                    0.4
Diversified Manufacturing                                         0.4
Airlines                                                          0.4
Consumer Finance                                                  0.4
Independent Power Producers & Energy Traders                      0.4
Noncaptive-Consumer Finance                                       0.4
Home Improvement Retail                                           0.4
Specialty Stores                                                  0.3
Media-Cable                                                       0.3
Air Freight & Logistics                                           0.3
Food/Beverage                                                     0.3
Photographic Products                                             0.3
Retailers                                                         0.3
Health Care Facilities                                            0.2
Housewares & Specialties                                          0.2
Motorcycle Manufacturers                                          0.2
Drug Retail                                                       0.2
Entertainment                                                     0.2
Agricultural Products                                             0.2
Paper Packaging                                                   0.2
Computer Storage & Peripherals                                    0.2
Life Insurance                                                    0.2
Integrated Energy                                                 0.2
Media-Noncable                                                    0.2
Noncaptive-Diversified Finance                                    0.2
Automotive                                                        0.2
Adjustable Rate Mortgage Backed Security                          0.1
Office Services & Supplies                                        0.1
Environmental & Facilities Services                               0.1
Railroads                                                         0.1
Metals                                                            0.1
Independent Energy                                                0.1

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 06/30/08
(continued from previous page)
Pipelines                                                         0.1
Other                                                             0.1
REITS                                                             0.1
Advertising                                                       0.1
Other Utilities                                                   0.1
Consumer Products                                                 0.1
Financial                                                         0.1
Chemicals                                                         0.0*
Refining                                                          0.0*
Supermarkets                                                      0.0*
Lodging                                                           0.0*
Property & Casualty                                               0.0*
Oil Field Services                                                0.0*
Environmental                                                     0.0*
                                                                -----
Total Long-Term Investments                                      95.3
Purchased Option                                                  0.0*
Total Short-Term Investments                                      4.8
                                                                -----
Total Investments                                               100.1
Liabilities In Excess of Other Assets                            (0.1)
Written Option                                                    0.0*
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/08 - 6/30/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   1/1/08           6/30/08       1/1/08-6/30/08
Class A
  Actual......................................    $1,000.00        $  905.77          $3.65
  Hypothetical................................     1,000.00         1,021.03           3.87
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00           906.31           3.65
  Hypothetical................................     1,000.00         1,021.03           3.87
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00           902.18           7.24
  Hypothetical................................     1,000.00         1,017.26           7.67
  (5% annual return before expenses)
Class R
  Actual......................................     1,000.00           904.93           4.83
  Hypothetical................................     1,000.00         1,019.79           5.12
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00           906.92           2.47
  Hypothetical................................     1,000.00         1,022.28           2.61
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.77%, 0.77%, 1.53%, 1.02% and 0.52% for Class A, B, C, R and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class B expense ratio reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 15, 2008 and May 8, 2008, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team and the Fund's portfolio management strategy over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS  59.2%
AEROSPACE & DEFENSE  1.0%
Raytheon Co. ...............................................   2,895,500   $  162,958,740
                                                                           --------------

AIR FREIGHT & LOGISTICS  0.3%
FedEx Corp. ................................................     648,000       51,055,920
                                                                           --------------

AIRLINES  0.2%
Continental Airlines, Inc., Class B (a).....................   2,250,700       22,754,577
UAL Corp. ..................................................   1,253,800        6,544,836
                                                                           --------------
                                                                               29,299,413
                                                                           --------------
AUTOMOBILE MANUFACTURERS  0.3%
Honda Motor Co. Ltd.--ADR (Japan)...........................   1,588,600       54,060,058
                                                                           --------------

BROADCASTING & CABLE TV  0.9%
Comcast Corp., Class A......................................   7,355,300      139,530,041
                                                                           --------------

COMMUNICATIONS EQUIPMENT  1.2%
Alcatel-Lucent--ADR (France) (a)............................  17,100,900      103,289,436
Cisco Systems, Inc. (a).....................................   4,236,800       98,547,968
                                                                           --------------
                                                                              201,837,404
                                                                           --------------
COMPUTER HARDWARE  0.8%
Hewlett-Packard Co. ........................................   3,098,600      136,989,106
                                                                           --------------

COMPUTER STORAGE & PERIPHERALS  0.1%
EMC Corp. (a)...............................................   1,436,100       21,096,309
                                                                           --------------

CONSUMER ELECTRONICS  0.5%
Sony Corp.--ADR (Japan).....................................   1,907,900       83,451,546
                                                                           --------------

CONSUMER FINANCE  0.4%
Capital One Financial Corp. ................................   1,628,100       61,884,081
                                                                           --------------

DEPARTMENT STORES  0.4%
Macy's, Inc. ...............................................   3,664,800       71,170,416
                                                                           --------------

DIVERSIFIED BANKS  0.6%
Mitsubishi UFJ Financial Group, Inc.--ADR (Japan)...........   2,331,600       20,518,080
Mizuho Financial Group, Inc.--ADR (Japan)...................   3,895,000       36,106,650
Sumitomo Mitsui Financial Group, Inc. (Japan)...............       5,514       41,490,662
                                                                           --------------
                                                                               98,115,392
                                                                           --------------
DIVERSIFIED CHEMICALS  2.6%
Bayer AG--ADR (Germany).....................................   4,415,800      371,102,507
Du Pont (E.I.) de Nemours & Co. ............................   1,263,800       54,204,382
                                                                           --------------
                                                                              425,306,889
                                                                           --------------
DRUG RETAIL  0.1%
Rite Aid Corp. (a)..........................................   8,963,400       14,251,806
                                                                           --------------

 14                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
ELECTRIC UTILITIES  3.2%
American Electric Power Co., Inc. ..........................   5,686,800   $  228,779,964
Entergy Corp. ..............................................     934,001      112,528,440
FirstEnergy Corp. ..........................................   2,119,200      174,473,736
                                                                           --------------
                                                                              515,782,140
                                                                           --------------
GOLD  0.8%
Newmont Mining Corp. .......................................   2,606,600      135,960,256
                                                                           --------------

HEALTH CARE EQUIPMENT  1.2%
Boston Scientific Corp. (a).................................   6,892,900       84,713,741
Covidien Ltd. (Bermuda).....................................   2,195,050      105,120,944
Edwards Lifesciences Corp. (a)..............................          68            4,219
                                                                           --------------
                                                                              189,838,904
                                                                           --------------
HOME IMPROVEMENT RETAIL  0.4%
Home Depot, Inc. ...........................................   2,456,600       57,533,572
                                                                           --------------

HOUSEHOLD PRODUCTS  1.0%
Kimberly-Clark Corp. .......................................   1,561,300       93,334,514
Procter & Gamble Co. .......................................   1,056,100       64,221,441
                                                                           --------------
                                                                              157,555,955
                                                                           --------------
HYPERMARKETS & SUPER CENTERS  2.7%
Wal-Mart Stores, Inc. ......................................   7,752,100      435,668,020
                                                                           --------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  0.4%
NRG Energy, Inc. (a)........................................   1,411,100       60,536,190
                                                                           --------------

INDUSTRIAL CONGLOMERATES  2.6%
General Electric Co. .......................................   5,806,200      154,967,478
Siemens AG--ADR (Germany)...................................   1,589,900      175,095,687
Tyco International Ltd. (Bermuda)...........................   2,266,450       90,748,658
                                                                           --------------
                                                                              420,811,823
                                                                           --------------
INSURANCE BROKERS  1.8%
Marsh & McLennan Cos., Inc. ................................  11,293,000      299,829,150
                                                                           --------------

INTEGRATED OIL & GAS  5.1%
BP PLC--ADR (United Kingdom)................................   1,267,500       88,179,975
ConocoPhillips..............................................     808,400       76,304,876
Exxon Mobil Corp. ..........................................   1,609,600      141,854,048
Occidental Petroleum Corp. .................................   2,365,200      212,536,872
Royal Dutch Shell PLC--ADR (United Kingdom).................   3,758,200      307,082,522
                                                                           --------------
                                                                              825,958,293
                                                                           --------------
INTEGRATED TELECOMMUNICATION SERVICES  1.5%
Verizon Communications, Inc. ...............................   7,037,512      249,127,925
                                                                           --------------

INTERNET SOFTWARE & SERVICES  1.0%
eBay, Inc. (a)..............................................   5,819,900      159,057,867
                                                                           --------------

See Notes to Financial Statements                                             15

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE  1.1%
Charles Schwab Corp. .......................................   5,046,940   $  103,664,148
Merrill Lynch & Co., Inc. ..................................   2,309,200       73,224,732
                                                                           --------------
                                                                              176,888,880
                                                                           --------------
LIFE & HEALTH INSURANCE  0.4%
Aegon NV (Netherlands)......................................   5,066,000       66,415,260
                                                                           --------------

MOTORCYCLE MANUFACTURERS  0.2%
Harley-Davidson, Inc. ......................................   1,001,000       36,296,260
                                                                           --------------

MOVIES & ENTERTAINMENT  3.0%
Time Warner, Inc. ..........................................  19,189,800      284,009,040
Viacom, Inc., Class B (a)...................................   6,738,600      205,796,844
                                                                           --------------
                                                                              489,805,884
                                                                           --------------
MULTI-LINE INSURANCE  0.5%
Hartford Financial Services Group, Inc. ....................   1,150,900       74,313,613
                                                                           --------------

OIL & GAS EQUIPMENT & SERVICES  0.4%
Schlumberger Ltd. (Netherlands Antilles)....................     661,800       71,097,174
                                                                           --------------

OIL & GAS EXPLORATION & PRODUCTION  0.5%
Devon Energy Corp. .........................................     729,400       87,644,704
                                                                           --------------

OIL & GAS STORAGE & TRANSPORTATION  0.7%
Williams Cos., Inc. ........................................   3,030,400      122,155,424
                                                                           --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  3.7%
Bank of America Corp. ......................................   4,262,195      101,738,595
Citigroup, Inc. ............................................   7,412,400      124,231,824
JPMorgan Chase & Co. .......................................  10,850,745      372,289,061
                                                                           --------------
                                                                              598,259,480
                                                                           --------------
PACKAGED FOODS & MEATS  3.2%
Cadbury PLC--ADR (United Kingdom)...........................   3,220,958      162,179,423
ConAgra Foods, Inc. ........................................     859,100       16,563,448
Kraft Foods, Inc., Class A..................................   4,362,714      124,119,213
Unilever NV (Netherlands)...................................   7,473,600      212,250,240
                                                                           --------------
                                                                              515,112,324
                                                                           --------------
PERSONAL PRODUCTS  0.4%
Estee Lauder Cos., Inc., Class A............................   1,567,200       72,796,440
                                                                           --------------

PHARMACEUTICALS  6.5%
Abbott Laboratories.........................................   3,974,800      210,545,156
Bristol-Myers Squibb Co. ...................................   7,972,600      163,677,478
Novartis AG--ADR (Switzerland)..............................   2,873,300      158,146,432
Roche Holdings AG--ADR (Switzerland)........................   1,684,200      152,116,944
Schering-Plough Corp. ......................................  12,709,018      250,240,564
Wyeth, Inc. ................................................   2,551,200      122,355,552
                                                                           --------------
                                                                            1,057,082,126
                                                                           --------------

 16                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE  2.0%
Chubb Corp. ................................................   3,081,916   $  151,044,703
Travelers Cos., Inc. .......................................   4,092,249      177,603,607
                                                                           --------------
                                                                              328,648,310
                                                                           --------------
REGIONAL BANKS  1.3%
PNC Financial Services Group, Inc. .........................   2,554,100      145,839,110
SunTrust Banks, Inc. .......................................   1,664,900       60,302,678
                                                                           --------------
                                                                              206,141,788
                                                                           --------------
RESTAURANTS  0.5%
Starbucks Corp. (a).........................................   4,776,000       75,174,240
                                                                           --------------

SEMICONDUCTORS  0.6%
Intel Corp. ................................................   4,429,600       95,147,808
                                                                           --------------

SOFT DRINKS  0.8%
Coca-Cola Co. ..............................................   1,960,600      101,911,988
Dr. Pepper Snapple Group, Inc. (a)..........................   1,369,119       28,724,117
                                                                           --------------
                                                                              130,636,105
                                                                           --------------
SPECIALTY STORES  0.3%
Office Depot, Inc. (a)......................................   5,129,021       56,111,490
                                                                           --------------

SYSTEMS SOFTWARE  0.5%
Oracle Corp. (a)............................................   1,454,600       30,546,600
Symantec Corp. (a)..........................................   2,663,100       51,530,985
                                                                           --------------
                                                                               82,077,585
                                                                           --------------
THRIFTS & MORTGAGE FINANCE  0.4%
Federal Home Loan Mortgage Corp. ...........................   4,054,300       66,490,520
                                                                           --------------

TOBACCO  1.1%
Altria Group, Inc. .........................................   2,706,100       55,637,416
Philip Morris International, Inc. ..........................   2,337,100      115,429,369
                                                                           --------------
                                                                              171,066,785
                                                                           --------------

TOTAL COMMON STOCKS  59.2%..............................................    9,638,029,416
                                                                           --------------

CONVERTIBLE PREFERRED STOCKS  4.6%
ADVERTISING  0.1%
Interpublic Group of Cos., Inc., Ser B (b)..................      13,700       11,186,050
                                                                           --------------

AGRICULTURAL PRODUCTS  0.2%
Archer-Daniels-Midland Co. .................................     800,000       35,072,000
                                                                           --------------

AUTOMOBILE MANUFACTURERS  0.2%
Ford Motor Co. Capital Trust II.............................   1,056,160       29,506,470
                                                                           --------------

COMMUNICATIONS EQUIPMENT  0.5%
Lucent Technologies Capital Trust I.........................     105,100       83,186,650
                                                                           --------------

DIVERSIFIED BANKS  0.3%
Wachovia Corp., Ser L.......................................      49,080       43,258,130
                                                                           --------------

See Notes to Financial Statements                                             17

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
HEALTH CARE FACILITIES  0.2%
HEALTHSOUTH Corp., Ser A (b)................................      27,000   $   19,919,250
HEALTHSOUTH Corp., Ser A....................................       8,620        6,359,405
                                                                           --------------
                                                                               26,278,655
                                                                           --------------
HEALTH CARE SERVICES  0.1%
Omnicare Capital Trust II...................................     600,000       23,475,000
                                                                           --------------

HOUSEWARES & SPECIALTIES  0.2%
Newell Financial Trust I....................................     812,761       36,777,435
                                                                           --------------

OFFICE SERVICES & SUPPLIES  0.1%
Avery Dennison Corp. .......................................     529,725       23,795,247
                                                                           --------------

OIL & GAS STORAGE & TRANSPORTATION  0.2%
El Paso Energy Capital Trust I..............................     820,900       33,862,125
                                                                           --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  0.9%
Bank of America Corp., Ser L................................      67,890       60,014,760
Citigroup, Inc.,, Ser T.....................................   1,915,640       83,330,340
                                                                           --------------
                                                                              143,345,100
                                                                           --------------
PHARMACEUTICALS  0.4%
Schering-Plough Corp. ......................................     362,520       69,309,293
                                                                           --------------

REGIONAL BANKS  0.2%
KeyCorp, Ser A..............................................     316,098       30,345,408
                                                                           --------------

THRIFTS & MORTGAGE FINANCE  1.0%
Federal National Mortgage Association.......................       1,177       70,914,250
Sovereign Capital Trust IV..................................   2,044,900       63,391,900
Washington Mutual Capital Trust 2001........................   1,211,000       31,268,020
                                                                           --------------
                                                                              165,574,170
                                                                           --------------

TOTAL CONVERTIBLE PREFERRED STOCKS  4.6%................................      754,971,733
                                                                           --------------

INVESTMENT COMPANIES  0.6%
iShares MSCI Japan Index Fund...............................   8,133,400      101,504,832
                                                                           --------------

PAR
AMOUNT
(000)       DESCRIPTION                  COUPON            MATURITY             VALUE
------------------------------------------------------------------------------------------
            CONVERTIBLE CORPORATE OBLIGATIONS  10.4%
            AEROSPACE & DEFENSE  0.4%
$  63,000   L-3 Communications
            Corp. ...................        3.000%        08/01/35        $    70,008,750
                                                                           ---------------

 18                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                  COUPON            MATURITY             VALUE
------------------------------------------------------------------------------------------
            AIRLINES  0.2%
$  27,225   AMR Corp. ...............        4.500%        02/15/24        $    20,384,719
   32,000   UAL Corp. ...............        4.500         06/30/21             12,249,280
                                                                           ---------------
                                                                                32,633,999
                                                                           ---------------
            AUTOMOTIVE  0.1%
   19,781   Ford Motor Co. ..........        4.250         12/15/36             14,489,583
                                                                           ---------------

            BIOTECHNOLOGY  1.5%
   72,500   Amgen, Inc. .............        0.375         02/01/13             63,437,500
   72,500   Amgen, Inc. (b)..........        0.375         02/01/13             63,437,500
   54,800   Imclone Systems, Inc. ...        1.375         05/15/24             53,156,000
   45,000   Invitrogen Corp. ........        1.500         02/15/24             43,312,500
   13,636   Invitrogen Corp. ........        3.250         06/15/25             14,266,665
                                                                           ---------------
                                                                               237,610,165
                                                                           ---------------
            BROADCASTING & CABLE
            TV  0.2%
    6,000   Liberty Media LLC........        3.125         03/30/23              6,285,000
   21,235   Sinclair Broadcast Group,
            Inc. ....................        6.000         09/15/12             19,138,044
                                                                           ---------------
                                                                                25,423,044
                                                                           ---------------
            COMMUNICATIONS EQUIPMENT  0.4%
   45,000   JDS Uniphase Corp. ......          *           11/15/10             43,537,500
   34,000   JDS Uniphase Corp. (b)...        1.000         05/15/26             26,477,500
                                                                           ---------------
                                                                                70,015,000
                                                                           ---------------
            COMPUTER STORAGE & PERIPHERALS  0.1%
    9,000   NetApp, Inc. (b).........        1.750         06/01/13              8,752,500
                                                                           ---------------

            DIVERSIFIED BANKS  0.5%
   92,200   Lehman Brothers
            Holdings, Inc. ..........        1.500         03/23/12             79,328,880
                                                                           ---------------

            DRUG RETAIL  0.1%
   24,161   Rite Aid Corp. ..........        8.500         05/15/15             21,835,504
                                                                           ---------------

            ELECTRIC UTILITIES  0.5%
    2,000   Centerpoint Energy, Inc.
            (c)......................        2.000         09/15/29             57,932,000
   10,065   PG & E Corp. ............        9.500         06/30/10             27,691,331
                                                                           ---------------
                                                                                85,623,331
                                                                           ---------------
            ENTERTAINMENT  0.2%
   37,308   International
            Game Technology..........        2.600         12/15/36             36,002,220
                                                                           ---------------

            ENVIRONMENTAL & FACILITIES SERVICES  0.1%
   22,000   Allied Waste Industries,
            Inc. ....................        4.250         04/15/34             21,010,000
                                                                           ---------------

            HEALTH CARE  0.7%
   27,161   Affymetrix, Inc. ........        3.500         01/15/38             22,238,069
   29,290   Beckman Coulter, Inc. ...        2.500         12/15/36             32,548,512

See Notes to Financial Statements                                             19

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                  COUPON            MATURITY             VALUE
------------------------------------------------------------------------------------------
            HEALTH CARE (CONTINUED)
$  46,059   LifePoint Hospitals,
            Inc. ....................        3.500%        05/15/14        $    39,438,019
   15,976   Wright Medical Group,
            Inc. ....................        2.625         12/01/14             16,894,620
                                                                           ---------------
                                                                               111,119,220
                                                                           ---------------
            HEALTH CARE
            EQUIPMENT  0.8%
   22,700   Advanced Medical Optics,
            Inc. ....................        2.500         07/15/24             20,742,125
   45,000   Advanced Medical Optics,
            Inc. ....................        3.250         08/01/26             33,018,750
   50,000   Medtronic, Inc., Ser B...        1.250         09/15/21             50,125,000
   15,957   Medtronic, Inc. .........        1.500         04/15/11             17,034,097
                                                                           ---------------
                                                                               120,919,972
                                                                           ---------------
            HEALTH CARE
            FACILITIES  0.1%
    9,100   Health Management
            Associates, Inc. (b).....        3.750         05/01/28              8,799,609
    2,264   Health Management
            Associates, Inc. ........        4.375         08/01/23              2,266,830
                                                                           ---------------
                                                                                11,066,439
                                                                           ---------------
            HEALTH CARE
            SERVICES  0.3%
   66,278   Omnicare, Inc. ..........        3.250         12/15/35             49,874,195
                                                                           ---------------

            INDUSTRIAL CONGLOMERATES  0.3%
   64,000   3M Co., LYON.............          *           11/21/32             54,080,000
                                                                           ---------------

            INTEGRATED TELECOMMUNICATION SERVICES  0.4%
   36,200   Level 3 Communications,
            Inc. ....................        2.875         07/15/10             30,453,250
   40,800   Level 3 Communications,
            Inc. ....................        6.000         03/15/10             38,148,000
                                                                           ---------------
                                                                                68,601,250
                                                                           ---------------
            INVESTMENT BANKING & BROKERAGE  0.6%
   90,500   Goldman Sachs Group, Inc.
            (b)......................        2.000         05/09/14             92,842,140
                                                                           ---------------

            LIFE & HEALTH
            INSURANCE  0.2%
   35,802   Conseco, Inc. (d)........  3.500/0.000         09/30/35             29,178,630
                                                                           ---------------

            OTHER  0.1%
   18,209   Live Nation, Inc. (b)....        2.875         07/15/27             13,360,854
                                                                           ---------------

            PAPER PACKAGING  0.2%
   35,800   Sealed Air Corp. (b).....        3.000         06/30/33             34,412,750
                                                                           ---------------

            PHARMACEUTICALS  0.4%
   15,222   Allergan, Inc. ..........        1.500         04/01/26             16,116,292
   12,435   Saint Jude Medical, Inc.
            (b)......................        1.220         12/15/08             12,372,825
    2,488   Valeant Pharmaceuticals
            International (b)........        4.000         11/15/13              2,145,900
   40,000   Watson Pharmaceuticals,
            Inc. ....................        1.750         03/15/23             38,300,000
                                                                           ---------------
                                                                                68,935,017
                                                                           ---------------
            PHOTOGRAPHIC
            PRODUCTS  0.3%
   50,000   Eastman Kodak Co. .......        3.375         10/15/33             47,375,000
                                                                           ---------------

 20                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                  COUPON            MATURITY             VALUE
------------------------------------------------------------------------------------------
            SEMICONDUCTORS  0.2%
$  40,978   Xilinx, Inc. (b).........        3.125%        03/15/37        $    38,929,100
                                                                           ---------------

            TECHNOLOGY  1.5%
   20,000   Cadence Design Systems,
            Inc. ....................        1.375         12/15/11             17,275,000
   22,000   Cadence Design Systems,
            Inc. ....................        1.500         12/15/13             17,902,500
   67,702   EMC Corp. (b)............        1.750         12/01/11             77,434,162
   35,490   Interpublic Group of
            Cos, Inc. (b)............        4.750         03/15/23             36,554,700
   36,420   Linear Technology Corp.
            (b)......................        3.000         05/01/27             34,917,675
   36,428   Lucent Technologies,
            Inc.,
            Ser B....................        2.750         06/15/25             29,005,795
   46,672   SanDisk Corp. ...........        1.000         05/15/13             32,262,020
                                                                           ---------------
                                                                               245,351,852
                                                                           ---------------
            TOTAL CONVERTIBLE CORPORATE OBLIGATIONS  10.4%...............    1,688,779,395
                                                                           ---------------

            CORPORATE BONDS  8.6%
            AIRLINES  0.0%
    3,565   America West Airlines,
            Inc., Class G............        7.100         04/02/21              3,244,576
                                                                           ---------------

            AUTOMOTIVE  0.1%
    3,730   DaimlerChrysler NA
            Holding Corp. ...........        7.750         01/18/11              3,962,864
    1,500   DaimlerChrysler NA
            Holding Corp. ...........        8.500         01/18/31              1,739,008
    5,250   Harley-Davidson Funding
            Corp.
            Ser C (b)................        6.800         06/15/18              5,196,424
                                                                           ---------------
                                                                                10,898,296
                                                                           ---------------
            BANKING  1.0%
   14,370   Bank of America Corp.,
            Ser L....................        5.650         05/01/18             13,440,319
    8,940   Bank of America Corp. ...        3.375         02/17/09              8,904,848
    7,305   Bank of America Corp. ...        5.750         12/01/17              6,872,413
    4,685   Bank of New York
            Mellon Corp. ............        4.500         04/01/13              4,571,792
      505   Bank One Corp. ..........        6.000         02/17/09                508,053
    7,145   Citigroup, Inc. .........        5.875         05/29/37              6,094,992
   11,285   Citigroup, Inc. .........        6.125         11/21/17             10,849,196
    8,310   HBOS PLC
            (United Kingdom) (b).....        6.750         05/21/18              7,961,429
    3,250   Huntington National
            Bank.....................        4.375         01/15/10              3,019,825
   17,720   JPMorgan Chase & Co. ....        4.750         05/01/13             17,239,682
      790   JPMorgan Chase & Co. ....        6.000         02/15/09                794,748
    5,480   JPMorgan Chase & Co. ....        6.750         02/01/11              5,691,144
    4,116   JPMorgan Chase & Co. ....        7.000         11/15/09              4,208,573
    5,730   Popular North America,
            Inc. ....................        5.650         04/15/09              5,675,622
   15,235   Sovereign Bancorp (e)....        3.031         03/23/10             13,626,489

See Notes to Financial Statements                                             21

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                  COUPON            MATURITY             VALUE
------------------------------------------------------------------------------------------
            BANKING (CONTINUED)
$  17,585   Unicredito Luxembourg
            Finance (Luxembourg) (b)
            (e)......................        2.970%        10/24/08        $    17,574,132
   22,620   Wachovia Capital Trust
            III (c)..................        5.800         03/15/42             15,390,263
    4,345   Wachovia Corp. ..........        5.500         05/01/13              4,162,927
    2,540   Washington Mutual Bank
            FA.......................        5.500         01/15/13              2,033,930
    8,730   Washington Mutual,
            Inc. ....................        8.250         04/01/10              7,729,018
   13,835   Wells Fargo & Co. .......        5.625         12/11/17             13,410,058
                                                                           ---------------
                                                                               169,759,453
                                                                           ---------------
            BROKERAGE  0.6%
    6,300   Bear Stearns Co.,
            Inc. ....................        6.400         10/02/17              6,236,326
    8,615   Bear Stearns Co.,
            Inc. ....................        7.250         02/01/18              9,005,837
   16,815   Credit Suisse NY
            (Switzerland)............        5.750         02/15/18             16,220,506
   14,240   Goldman Sachs Group,
            Inc. ....................        6.150         04/01/18             13,839,956
   14,230   Goldman Sachs Group,
            Inc. ....................        6.750         10/01/37             13,056,068
    6,055   Lehman Brothers
            Holdings, Inc. ..........        5.750         01/03/17              5,351,984
    9,295   Lehman Brothers
            Holdings, Inc. ..........        6.500         07/19/17              8,613,239
   15,765   Lehman Brothers
            Holdings, Inc. ..........        6.875         07/17/37             13,609,199
    7,785   World Financial
            Properties (b)...........        6.910         09/01/13              7,783,986
    5,432   World Financial
            Properties (b)...........        6.950         09/01/13              5,411,869
                                                                           ---------------
                                                                                99,128,970
                                                                           ---------------
            CHEMICALS  0.0%
    5,635   ICI Wilmington, Inc. ....        4.375         12/01/08              5,643,830
    1,540   Monsanto Co. ............        5.125         04/15/18              1,513,170
                                                                           ---------------
                                                                                 7,157,000
                                                                           ---------------
            CONSUMER PRODUCTS  0.1%
    8,775   Philips Electronics NV
            (Netherlands)............        5.750         03/11/18              8,612,803
                                                                           ---------------

            DIVERSIFIED
            MANUFACTURING  0.4%
    7,815   Brascan Corp. (Canada)...        7.125         06/15/12              7,898,331
      775   Brascan Corp. (Canada)...        8.125         12/15/08                780,633
    4,900   Brookfield Asset
            Management, Inc.
            (Canada).................        5.800         04/25/17              4,382,947
    6,140   Cooper Industries,
            Inc. ....................        5.250         11/15/12              6,171,676
   28,535   General Electric Co. ....        5.250         12/06/17             27,481,716
    5,770   Honeywell International,
            Inc. ....................        5.300         03/01/18              5,694,552
    5,315   Parker Hannifin Corp. ...        5.500         05/15/18              5,341,777
    9,030   Textron Financial
            Corp. ...................        5.125         02/03/11              9,135,145
                                                                           ---------------
                                                                                66,886,777
                                                                           ---------------
            ELECTRIC  0.5%
    8,235   Arizona Public Service
            Co. .....................        5.800         06/30/14              7,833,980
    7,100   Carolina Power & Light
            Co. .....................        5.125         09/15/13              7,152,263
      700   Consumers Energy Co., Ser
            F........................        4.000         05/15/10                695,066
      610   Consumers Energy Co., Ser
            N........................        4.400         08/15/09                610,666

 22                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                  COUPON            MATURITY             VALUE
------------------------------------------------------------------------------------------
            ELECTRIC (CONTINUED)
$   4,300   Consumers Energy Co., Ser
            H........................        4.800%        02/17/09        $     4,312,990
    4,885   Detroit Edison Co. ......        6.125         10/01/10              5,086,697
    4,205   Duquesne Light Co., Ser
            O........................        6.700         04/15/12              4,402,374
    4,625   Entergy Gulf States, Inc.
            (e)......................        3.081         12/01/09              4,573,302
      669   Entergy Gulf States, Inc.
            (b) (e)..................        3.426         12/08/08                668,638
   12,780   E.ON International
            Finance BV (Netherlands)
            (b)......................        5.800         04/30/18             12,560,427
    1,330   Indianapolis Power &
            Light Co. (b)............        6.300         07/01/13              1,372,347
    7,715   Israel Electric Corp.,
            Ltd. (Israel) (b)........        7.250         01/15/19              7,889,606
    4,500   NiSource Finance Corp.
            (e)......................        3.208         11/23/09              4,376,066
    4,450   Nisource Finance
            Corp. ...................        6.800         01/15/19              4,371,974
    4,650   Ohio Edison Co. .........        6.400         07/15/16              4,646,103
    9,035   Ohio Power Co., Ser K....        6.000         06/01/16              8,976,697
    3,650   Peco Energy Co. .........        5.350         03/01/18              3,578,865
    1,255   Public Service Electric &
            Gas......................        5.000         01/01/13              1,261,964
    4,135   Union Electric Co. ......        6.700         02/01/19              4,196,314
                                                                           ---------------
                                                                                88,566,339
                                                                           ---------------
            ELECTRIC UTILITIES  0.0%
    2,420   CenterPoint Energy
            Resources Corp. .........        6.250         02/01/37              2,153,984
    1,805   CenterPoint Energy
            Resources Corp. Ser B....        7.875         04/01/13              1,934,173
                                                                           ---------------
                                                                                 4,088,157
                                                                           ---------------
            ENVIRONMENTAL  0.0%
    1,855   Waste Management,
            Inc. ....................        7.375         08/01/10              1,938,629
                                                                           ---------------

            FINANCIAL  0.1%
    7,820   NYSE Euronext............        4.800         06/28/13              7,720,835
                                                                           ---------------

            FOOD/BEVERAGE  0.3%
    5,850   Archer-Daniels-Midland
            Co. .....................        5.450         03/15/18              5,718,124
    2,385   ConAgra Foods, Inc. .....        7.000         10/01/28              2,461,978
    4,915   ConAgra Foods, Inc. .....        8.250         09/15/30              5,709,082
    3,105   Dr. Pepper Snapple Group,
            Inc. (b).................        6.820         05/01/18              3,123,341
    9,000   FBG Finance
            Ltd. (Australia) (b).....        5.125         06/15/15              8,507,142
    6,745   Kraft Foods, Inc. .......        6.125         08/23/18              6,544,127
    9,585   Miller Brewing Co. (b)...        4.250         08/15/08              9,598,362
    7,175   Yum! Brands, Inc. .......        8.875         04/15/11              7,760,243
                                                                           ---------------
                                                                                49,422,399
                                                                           ---------------
            HEALTH CARE  0.2%
    3,925   Baxter International,
            Inc. ....................        4.625         03/15/15              3,740,333
    5,315   Baxter International,
            Inc. ....................        5.375         06/01/18              5,262,318
    6,335   Covidien International
            Finance SA
            (Luxembourg).............        6.000         10/15/17              6,422,942

See Notes to Financial Statements                                             23

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                  COUPON            MATURITY             VALUE
------------------------------------------------------------------------------------------
            HEALTH CARE (CONTINUED)
$   5,100   Medco Health Solutions,
            Inc. ....................        7.125%        03/15/18        $     5,305,586
    5,745   UnitedHealth Group,
            Inc. ....................        6.000         02/15/18              5,567,307
    2,250   WellPoint, Inc. .........        4.250         12/15/09              2,228,121
                                                                           ---------------
                                                                                28,526,607
                                                                           ---------------
            INDEPENDENT ENERGY  0.1%
    1,765   Gaz Capital
            SA (Luxembourg) (b)......        6.510         03/07/22              1,588,500
    6,345   Questar Market
            Resources, Inc. .........        6.800         04/01/18              6,210,454
    7,760   XTO Energy, Inc. ........        5.500         06/15/18              7,424,574
                                                                           ---------------
                                                                                15,223,528
                                                                           ---------------
            INTEGRATED ENERGY  0.2%
   10,305   ConocoPhillips...........        5.200         05/15/18             10,175,157
    3,100   Marathon Oil Corp. ......        5.900         03/15/18              3,069,295
    5,739   Marathon Oil Corp. ......        6.000         10/01/17              5,716,262
    5,000   Niagara Mohawk Power
            Corp., Ser G.............        7.750         10/01/08              5,042,625
    5,035   Petro-Canada (Canada)....        6.050         05/15/18              4,971,035
                                                                           ---------------
                                                                                28,974,374
                                                                           ---------------
            LIFE INSURANCE  0.2%
    5,000   American General
            Corp. ...................        7.500         08/11/10              5,203,010
    1,145   John Hancock Financial
            Services, Inc. ..........        5.625         12/01/08              1,155,050
      730   John Hancock Global
            Funding II (b)...........        7.900         07/02/10                777,983
    3,155   Nationwide Financial
            Services, Inc. ..........        6.250         11/15/11              3,217,548
    4,865   Platinum Underwriters
            Finance, Inc., Ser B.....        7.500         06/01/17              4,577,658
    3,395   Prudential Financial,
            Inc. ....................        6.625         12/01/37              3,214,719
   11,365   Xlliac Global Funding
            (b)......................        4.800         08/10/10             11,280,047
                                                                           ---------------
                                                                                29,426,015
                                                                           ---------------
            LODGING  0.0%
    5,195   Starwood Hotels & Resorts
            Worldwide, Inc. .........        6.750         05/15/18              4,907,820
                                                                           ---------------

            MEDIA-CABLE  0.3%
    3,525   Comcast Cable
            Communications, Inc. ....        6.750         01/30/11              3,653,966
    6,325   Comcast Cable
            Communications, Inc. ....        7.125         06/15/13              6,675,045
   10,880   Comcast Corp. ...........        5.700         05/15/18             10,341,157
   10,000   Cox Communications,
            Inc. ....................        7.250         11/15/15             10,643,330
    5,755   Time Warner Cable,
            Inc. ....................        6.750         07/01/18              5,803,601
   15,240   Time Warner, Inc. (e)....        2.914         11/13/09             14,814,834
                                                                           ---------------
                                                                                51,931,933
                                                                           ---------------

 24                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                  COUPON            MATURITY             VALUE
------------------------------------------------------------------------------------------
            MEDIA-NONCABLE  0.2%
$   5,045   Grupo Televisa SA
            (Mexico) (b).............        6.000%        05/15/18        $     4,931,694
    3,555   Pearson Dollar Finance
            Two PLC (United Kingdom)
            (b)......................        6.250         05/06/18              3,520,463
    9,755   Viacom, Inc. ............        6.875         04/30/36              9,188,079
    8,605   Vivendi (France) (b).....        6.625         04/04/18              8,556,330
                                                                           ---------------
                                                                                26,196,566
                                                                           ---------------
            METALS  0.1%
    6,705   ArcelorMittal
            (Luxembourg) (b).........        6.125         06/01/18              6,564,490
    3,995   GTL Trade Finance, Inc.
            (British Virgin Islands)
            (b)......................        7.250         10/20/17              4,020,376
    6,740   Rio Tinto Finance
            USA Ltd. (Australia).....        6.500         07/15/18              6,772,790
                                                                           ---------------
                                                                                17,357,656
                                                                           ---------------
            NONCAPTIVE-CONSUMER FINANCE  0.4%
    5,800   American General Finance
            Corp. ...................        4.625         05/15/09              5,754,644
    6,760   American General Finance
            Corp. ...................        4.625         09/01/10              6,553,144
   23,875   General Electric Capital
            Corp. ...................        5.625         05/01/18             23,131,294
    2,385   Household Finance
            Corp. ...................        4.125         12/15/08              2,381,563
    2,900   Household Finance
            Corp. ...................        4.125         11/16/09              2,881,730
    1,340   Household Finance
            Corp. ...................        5.875         02/01/09              1,349,499
    6,316   Household Finance
            Corp. ...................        6.375         10/15/11              6,464,407
    1,925   Household Finance
            Corp. ...................        8.000         07/15/10              2,013,916
    7,060   HSBC Finance Corp. ......        6.750         05/15/11              7,341,708
                                                                           ---------------
                                                                                57,871,905
                                                                           ---------------
            NONCAPTIVE-DIVERSIFIED FINANCE  0.2%
    2,915   Capmark Financial
            Group, Inc. .............        6.300         05/10/17              1,887,110
    4,015   CIT Group, Inc. .........        4.750         08/15/08              3,994,833
    2,925   General Electric Capital
            Corp. ...................        4.250         12/01/10              2,956,300
    2,420   General Electric Capital
            Corp. ...................        4.750         09/15/14              2,377,933
    4,750   General Electric Capital
            Corp. ...................        5.875         02/15/12              4,932,025
   10,165   Nationwide Building
            Society (United Kingdom)
            (b)......................        4.250         02/01/10              9,992,205
                                                                           ---------------
                                                                                26,140,406
                                                                           ---------------
            OIL FIELD SERVICES  0.0%
    4,235   Weatherford International
            Ltd. (Bermuda)...........        6.000         03/15/18              4,187,208
                                                                           ---------------

            OTHER UTILITIES  0.1%
    9,205   Plains All American
            Pipeline.................        6.700         05/15/36              8,786,347
                                                                           ---------------

            PHARMACEUTICALS  0.3%
    8,355   Amgen, Inc. .............        5.850         06/01/17              8,243,486
    5,855   AstraZeneca PLC (United
            Kingdom).................        5.900         09/15/17              6,011,984
    6,695   Biogen Idec, Inc. .......        6.875         03/01/18              6,869,867

See Notes to Financial Statements                                             25

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                  COUPON            MATURITY             VALUE
------------------------------------------------------------------------------------------
            PHARMACEUTICALS (CONTINUED)
$  10,290   Bristol-Myers Squibb
            Co. .....................        5.450%        05/01/18        $    10,169,854
    9,405   GlaxoSmithKline Capital,
            Inc. ....................        5.650         05/15/18              9,386,632
    3,745   Wyeth....................        5.450         04/01/17              3,699,865
    1,255   Wyeth....................        5.500         02/15/16              1,263,267
                                                                           ---------------
                                                                                45,644,955
                                                                           ---------------
            PIPELINES  0.1%
    3,075   Consolidated Natural Gas
            Co., Ser C...............        6.250         11/01/11              3,175,925
    2,625   Equitable Resources,
            Inc. ....................        6.500         04/01/18              2,633,484
    4,170   Kinder Morgan Energy
            Partners, LP.............        5.950         02/15/18              4,069,953
    4,610   Texas Eastern
            Transmission Corp. ......        7.000         07/15/32              4,633,889
                                                                           ---------------
                                                                                14,513,251
                                                                           ---------------
            PROPERTY & CASUALTY  0.0%
    4,940   Ace INA Holdings, Inc....        5.600         05/15/15              4,764,106
                                                                           ---------------

            PROPERTY & CASUALTY INSURANCE  0.4%
   22,920   AIG SunAmerica Global
            Financing VI (b).........        6.300         05/10/11             23,291,671
   13,675   Berkshire Hathaway
            Finance Corp. (b)........        5.400         05/15/18             13,693,461
    9,355   Catlin Insurance Co. Ltd.
            (Bermuda) (b) (c)........        7.249         12/31/49              6,838,336
    1,265   Chubb Corp. .............        5.750         05/15/18              1,228,324
   10,871   Farmers Exchange Capital
            (b)......................        7.050         07/15/28              9,962,587
    2,790   Farmers Insurance
            Exchange Surplus (b).....        8.625         05/01/24              2,924,444
    7,640   Mantis Reef Ltd. (Cayman
            Islands) (b).............        4.692         11/14/08              7,611,419
    4,135   Travelers Cos, Inc. .....        5.800         05/15/18              4,030,612
    5,240   Two-Rock Pass Through
            Trust (Bermuda) (b)
            (e)......................        3.655         02/11/49                530,550
                                                                           ---------------
                                                                                70,111,404
                                                                           ---------------
            RAILROADS  0.1%
    7,255   Burlington Northern Santa
            Fe Corp. ................        6.125         03/15/09              7,322,798
    1,480   Canadian National Railway
            Co. (Canada).............        5.550         05/15/18              1,462,980
    5,000   CSX Corp. ...............        6.750         03/15/11              5,184,950
    4,245   Korea Railroad Corp.
            (Republic of Korea (South
            Korea)) (b)..............        5.375         05/15/13              4,209,652
                                                                           ---------------
                                                                                18,180,380
                                                                           ---------------
            REFINING  0.0%
    6,275   Valero Energy Corp. .....        3.500         04/01/09              6,258,986
                                                                           ---------------

 26                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                  COUPON            MATURITY             VALUE
------------------------------------------------------------------------------------------
            REITS  0.1%
$  12,195   iStar Financial, Inc.
            (e)......................        3.026%        03/09/10        $    10,338,787
    1,925   Prologis.................        6.625         05/15/18              1,899,623
                                                                           ---------------
                                                                                12,238,410
                                                                           ---------------
            RETAILERS  0.3%
    2,240   CVS Caremark Corp. ......        5.750         08/15/11              2,296,751
    1,715   CVS Caremark Corp. ......        5.750         06/01/17              1,689,692
    8,070   CVS Lease Pass-Through
            Trust (b)................        6.036         12/10/28              7,515,030
    2,890   Federated Department
            Stores, Inc. ............        6.300         04/01/09              2,879,174
   13,000   Home Depot, Inc. (e).....        2.901         12/16/09             12,666,355
    6,850   Home Depot, Inc. ........        5.400         03/01/16              6,299,637
    4,000   Macy's Retail Holdings,
            Inc. ....................        6.625         09/01/08              4,004,736
    9,240   Wal-Mart Stores, Inc. ...        4.250         04/15/13              9,198,124
                                                                           ---------------
                                                                                46,549,499
                                                                           ---------------
            SUPERMARKETS  0.0%
    1,575   Delhaize America,
            Inc. ....................        9.000         04/15/31              1,858,999
    3,700   Kroger Co., Ser B........        7.250         06/01/09              3,799,441
                                                                           ---------------
                                                                                 5,658,440
                                                                           ---------------
            TECHNOLOGY  0.2%
    6,850   Dell, Inc. (b)...........        5.650         04/15/18              6,622,265
    2,605   Hewlett-Packard Co. .....        5.500         03/01/18              2,556,078
    6,415   KLA Instruments Corp. ...        6.900         05/01/18              6,300,094
    4,720   LG Electronics, Inc.
            (South Korea) (b)........        5.000         06/17/10              4,646,307
    8,795   Oracle Corp. ............        5.750         04/15/18              8,803,760
    4,845   Xerox Corp. .............        6.350         05/15/18              4,791,153
                                                                           ---------------
                                                                                33,719,657
                                                                           ---------------
            THRIFTS & MORTGAGE FINANCE  1.4%
    8,500   Federal Home Loan
            Mortgage Corp. ..........        5.125         11/17/17              8,748,795
   85,000   Federal Home Loan
            Mortgage Corp. ..........        5.500         08/23/17             90,051,550
  113,500   Federal National Mortgage
            Association..............        5.375         06/12/17            118,858,789
   10,425   Federal National Mortgage
            Association..............        6.625         11/15/30             12,413,819
                                                                           ---------------
                                                                               230,072,953
                                                                           ---------------
            TOBACCO  0.1%
    8,795   Philip Morris
            International, Inc. .....        5.650         05/16/18              8,564,325
                                                                           ---------------

            WIRELINE  0.5%
      253   AT&T Corp. ..............        7.300         11/15/11                269,668
    4,680   AT&T Corp. ..............        8.000         11/15/31              5,387,883
   14,070   AT&T, Inc. ..............        6.300         01/15/38             13,335,687
    4,375   Deutsche Telekom
            International Finance BV
            (Netherlands)............        8.250         06/15/30              5,032,917

See Notes to Financial Statements                                             27

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                  COUPON            MATURITY             VALUE
------------------------------------------------------------------------------------------
            WIRELINE (CONTINUED)
$  10,575   France Telecom, SA
            (France).................        8.500%        03/01/31        $    12,835,829
    3,000   GTE Corp. ...............        7.510         04/01/09              3,080,787
    4,700   SBC Communications,
            Inc. ....................        6.150         09/15/34              4,405,296
    1,000   Sprint Capital Corp. ....        8.750         03/15/32                954,800
    1,295   Telecom Italia Capital,
            Ser A (Luxembourg).......        4.000         11/15/08              1,294,923
   10,060   Telecom Italia Capital
            (Luxembourg).............        4.000         01/15/10              9,928,385
    1,575   Telecom Italia Capital
            (Luxembourg).............        4.875         10/01/10              1,562,687
   10,015   Telefonica Europe
            (Netherlands)............        8.250         09/15/30             11,528,106
   10,980   Verizon Communications,
            Inc. ....................        5.500         02/15/18             10,464,522
      365   Verizon New England,
            Inc. ....................        6.500         09/15/11                375,420
                                                                           ---------------
                                                                                80,456,910
                                                                           ---------------
            TOTAL CORPORATE BONDS  8.6%..................................    1,393,687,875
                                                                           ---------------

            UNITED STATES TREASURY OBLIGATIONS  8.5%
   48,500   United States Treasury
            Bonds....................        4.750         02/15/37             50,098,997
  104,525   United States Treasury
            Bonds....................        8.125         08/15/21            142,831,845
   23,665   United States Treasury
            Bonds....................        8.750         08/15/20             33,354,729
   28,000   United States Treasury
            Bonds....................        9.000         11/15/18             39,243,764
   73,000   United States Treasury
            Notes....................        3.125         04/15/09             73,462,017
   55,000   United States Treasury
            Notes....................        3.375         10/15/09             55,760,595
   75,000   United States Treasury
            Notes....................        3.375         11/30/12             75,351,600
   70,000   United States Treasury
            Notes....................        3.500         08/15/09             70,913,290
   55,000   United States Treasury
            Notes....................        3.625         07/15/09             55,751,960
   97,075   United States Treasury
            Notes....................        3.875         02/15/13             99,532,259
  105,000   United States Treasury
            Notes....................        4.000         02/15/14            108,322,305
  226,860   United States Treasury
            Notes....................        4.500         02/28/11            236,572,557
   25,000   United States Treasury
            Notes....................        4.625         02/29/12             26,304,700
   25,000   United States Treasury
            Notes....................        4.875         05/15/09             25,541,025
   72,340   United States Treasury
            Notes....................        5.750         08/15/10             76,957,390
   75,000   United States Treasury
            Notes....................        6.000         08/15/09             77,935,575
  133,000   United States Treasury
            Notes....................        6.500         02/15/10            141,562,008
                                                                           ---------------
            TOTAL UNITED STATES TREASURY OBLIGATIONS  8.5%...............    1,389,496,616
                                                                           ---------------

            COLLATERALIZED MORTGAGE OBLIGATIONS  1.9%
    7,349   American Home Mortgage
            Assets (e)...............        2.673         06/25/47              5,155,464
   15,651   American Home Mortgage
            Assets (e)...............        2.743         10/25/46              8,592,682
   11,221   American Home Mortgage
            Assets (e)...............        2.782         06/25/47              4,351,255
   24,119   American Home Mortgage
            Assets (e)...............        4.764         11/25/46             15,073,083

 28                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                  COUPON            MATURITY             VALUE
------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   6,802   American Home Mortgage
            Investment Trust (e).....        2.683%        03/25/46        $     4,762,174
    5,254   American Home Mortgage
            Investment Trust (e).....        2.923         11/25/45              2,291,128
   14,300   Banc of America
            Commercial Mortgage, Inc.
            (c)......................        5.688         04/10/49             13,624,793
    8,846   Bear Stearns Mortgage
            Funding Trust (e)........        2.692         07/25/36              6,727,038
   10,526   Countrywide Alternative
            Loan Trust (e)...........        2.662         04/25/47              5,775,714
   19,631   Countrywide Alternative
            Loan Trust (e)...........        2.663         06/25/47             14,048,529
   15,242   Countrywide Alternative
            Loan Trust (e)...........        2.713         06/25/47              8,608,872
   31,653   Countrywide Alternative
            Loan Trust (e)...........        2.732   10/25/46 to 09/25/47       20,201,205
    9,851   Countrywide Alternative
            Loan Trust (e)...........        2.753         12/25/46              3,909,497
    4,180   Countrywide Alternative
            Loan Trust (e)...........        2.772         11/20/35              3,571,808
    3,280   Countrywide Alternative
            Loan Trust (e)...........        2.773         06/25/47              2,484,707
   13,606   Countrywide Alternative
            Loan Trust (e)...........        2.783   12/25/35 to 05/25/47        7,225,248
    1,145   Countrywide Alternative
            Loan Trust (e)...........        2.862         11/20/35                666,638
   16,165   Countrywide Alternative
            Loan Trust (e)...........        5.294         11/25/35             11,946,198
    9,875   Credit Suisse Mortgage
            Capital Certificates
            (c)......................        5.723         06/15/39              9,408,941
   10,950   Downey Savings & Loan
            Association Mortgage Loan
            Trust (e)................        2.623         04/19/48              7,512,773
   17,432   Downey Savings & Loan
            Association Mortgage Loan
            Trust (e)................        3.637         08/19/45              7,630,417
   12,986   Greenpoint Mortgage
            Funding Trust (e)........        2.603         10/25/46             11,078,150
   19,711   Greenpoint Mortgage
            Funding Trust (e)........        2.623         10/25/46             12,229,817
    1,561   Greenpoint Mortgage
            Funding Trust (e)........        2.773         02/25/36              1,188,034
    4,623   Harborview Mortgage Loan
            Trust (e)................        2.628         04/19/38              3,239,261
    8,110   Harborview Mortgage Loan
            Trust (e)................        2.662         11/19/36              5,724,105
    4,202   Harborview Mortgage Loan
            Trust (e)................        2.682         09/19/46              2,911,351

See Notes to Financial Statements                                             29

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                  COUPON            MATURITY             VALUE
------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   3,806   Harborview Mortgage Loan
            Trust (e)................        2.693%        11/19/36        $     2,689,635
   25,663   Harborview Mortgage Loan
            Trust (e)................        2.763         11/19/36             15,031,239
    8,340   Indymac Index Mortgage
            Loan Trust (e)...........        2.703         04/25/46              5,876,790
   10,000   JP Morgan Chase
            Commercial Mortgage
            Securities Corp. ........        5.440         06/12/47              9,321,109
   10,425   JP Morgan Chase
            Commercial Mortgage
            Securities Corp. (c).....        5.747         02/12/49              9,935,060
    9,550   LB-UBS Commercial
            Mortgage Trust...........        5.430         02/15/40              8,898,693
    7,325   LB-UBS Commercial
            Mortgage Trust (c).......        5.858         07/15/40              7,009,402
   12,639   Mastr Adjustable Rate
            Mortgages Trust (e)......        2.693         04/25/46              9,242,438
    6,680   Residential Accredit
            Loans, Inc. (e)..........        2.833         12/25/45              4,377,603
    3,811   Residential Accredit
            Loans, Inc. (e)..........        3.033         05/25/47                862,844
   11,119   Structured Asset Mortgage
            Investments, Inc. (e)....        2.672         02/25/37              6,105,355
    4,867   Structured Asset Mortgage
            Investments, Inc. (e)....        2.713         05/25/45              3,841,855
    5,150   Washington Mutual
            Mortgage Pass-Through
            Certificates (e).........        2.833         06/25/46              2,343,611
   16,051   Washington Mutual
            Mortgage Pass-Through
            Certificates (e).........        4.734         04/25/46              8,779,734
   12,137   Washington Mutual
            Mortgage Pass-Through
            Certificates (e).........        4.978         10/25/45              9,491,793
                                                                           ---------------

            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  1.9%..............      303,746,043
                                                                           ---------------

            ASSET BACKED
            SECURITIES  1.4%
   24,825   Capital Auto Receivables
            Asset Trust (e)..........        2.531         07/15/10             24,734,848
   21,596   Capital Auto Receivables
            Asset Trust..............        4.980         05/15/11             21,841,803
   16,648   Capital Auto Receivables
            Asset Trust (b)..........        5.310         10/20/09             16,681,253
    8,052   Capital One Auto
            Finance Trust............        5.070         07/15/11              7,901,293
    8,590   Caterpillar Financial
            Asset Trust..............        5.570         05/25/10              8,667,092
   14,627   CIT Equipment............        5.070         02/20/10             14,707,719
   18,000   Citibank Credit Card
            Issuance Trust (e).......        2.791         03/22/12             17,835,190

 30                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                  COUPON            MATURITY             VALUE
------------------------------------------------------------------------------------------
            ASSET BACKED SECURITIES (CONTINUED)
$   2,619   CNH Equipment Trust......        4.270%        01/15/10        $     2,620,715
    5,422   CNH Equipment Trust......        5.200         06/15/10              5,458,304
    3,933   Ford Credit Auto Owner
            Trust....................        5.050         03/15/10              3,957,062
   22,225   Ford Credit Auto Owner
            Trust....................        5.260         10/15/10             22,450,347
    1,411   GE Equipment Small Ticket
            LLC (b)..................        4.380         07/22/09              1,414,210
    4,107   GE Equipment Small Ticket
            LLC (b)..................        4.880         10/22/09              4,117,243
   14,184   GS Auto Loan Trust.......        5.370         12/15/10             14,329,924
    4,039   Harley-Davidson
            Motorcycle Trust.........        3.560         02/15/12              4,004,880
   10,044   Harley-Davidson
            Motorcycle Trust.........        3.760         12/17/12             10,068,524
    7,373   Harley-Davidson
            Motorcycle Trust.........        4.070         02/15/12              7,408,592
   10,700   Hertz Vehicle
            Financing LLC (b)........        4.930         02/25/10             10,649,292
    3,588   Honda Auto Receivables
            Owner Trust..............        4.850         10/19/09              3,601,603
    1,112   Hyundai Auto
            Receivables Trust........        3.980         11/16/09              1,112,918
    5,000   Lehman XS Trust (e)......        2.653         04/25/46              4,663,025
    1,143   Nissan Auto Receivables
            Owner Trust..............        3.990         07/15/09              1,144,171
    9,900   TXU Electric Delivery
            Transition Bond
            Company..................        4.810         11/17/14              9,853,594
      814   Volkswagen Auto Loan
            Enhanced Trust...........        4.800         07/20/09                815,190
      222   Wachovia Auto Owners
            Trust....................        4.060         09/21/09                222,046
                                                                           ---------------
            TOTAL ASSET BACKED SECURITIES  1.4%..........................      220,260,838
                                                                           ---------------

            ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  0.1%
   24,064   Federal National Mortgage
            Association..............        6.256         05/01/36             24,679,819
                                                                           ---------------

TOTAL LONG-TERM INVESTMENTS  95.3%
  (Cost $15,633,399,357).................................................   15,515,156,567
                                                                           ---------------

See Notes to Financial Statements                                             31

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

DESCRIPTION                     CONTRACTS   EXPIRATION DATE   EXERCISE PRICE        VALUE
----------------------------------------------------------------------------------------------
PURCHASED OPTIONS  0.0%
90-day EuroDollar Futures
  Call, September, 2009......     6,889      09/20/09             96.750       $     6,329,269
                                                                               ---------------
  (Cost $5,960,018)

DESCRIPTION                                                                         VALUE
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  4.8%
REPURCHASE AGREEMENTS  4.5%
Banc of America Securities ($221,168,529 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 2.50%,
  dated 06/30/08, to be sold on 07/01/08 at $221,183,887)...................   $   221,168,529
Citigroup Global Markets, Inc. ($221,168,529 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 2.50%,
  dated 06/30/08, to be sold on 07/01/08 at $221,183,887)...................       221,168,529
JPMorgan Chase & Co. ($66,350,558 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.60%, dated
  06/30/08, to be sold on 07/01/08 at $66,355,351)..........................        66,350,558
State Street Bank & Trust Co. ($218,563,384 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 1.85%,
  dated 06/30/08, to be sold on 07/01/08 at $218,574,616)...................       218,563,384
                                                                               ---------------

TOTAL REPURCHASE AGREEMENTS  4.5%...........................................       727,251,000
                                                                               ---------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  0.3%
Federal Home Loan Bank Discount Notes ($50,000,000 par, yielding 2.261%,
  07/11/08 maturity)........................................................        49,970,500
United States Treasury Bill ($7,245,000 par, yielding 1.619%, 10/09/08
  maturity) (f).............................................................         7,213,095
                                                                               ---------------

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  0.3%.....................        57,183,595
                                                                               ---------------

TOTAL SHORT-TERM INVESTMENTS  4.8%
    (Cost $784,434,595).....................................................       784,434,595

TOTAL INVESTMENTS  100.1%
  (Cost $16,417,833,952)....................................................    16,305,920,431

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)...............................       (21,943,739)
                                                                               ---------------
WRITTEN OPTIONS  0.0%.......................................................        (3,832,006)

NET ASSETS  100.0%..........................................................   $16,280,144,686
                                                                               ===============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

 32                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

(a) Non-income producing security.

(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Variable Rate Coupon

(d) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.

(e) Floating Rate Coupon

(f) All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.

ADR--American Depositary Receipt

LYON--Liquid Yield Option Note

REIT--Real Estate Investment Trust

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2008:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, September 2008 (Current
  Notional Value of $211,203 per contract)..................    1,358       $  (207,127)
Interest Rate Swap 5-Year Futures, September 2008 (Current
  Notional Value of $107,313 per contract)..................    6,123        (1,995,443)
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures, September 2008 (Current
  Notional Value of $110,555 per contract)..................      912             2,276
U.S. Treasury Notes 10-Year Futures, September 2008 (Current
  Notional Value of $113,922 per contract)..................    3,712          (846,549)
U.S. Treasury Bond Futures, September 2008 (Current Notional
  Value of $115,594 per contract)...........................      113           (52,795)
10-Year Swap Future, September 2008 (Current Notional Value
  of $109,953 per contract).................................      100          (154,898)
                                                               ------       -----------
                                                               12,318       $(3,254,536)
                                                               ======       ===========

WRITTEN OPTIONS OUTSTANDING AS OF JUNE 30, 2008:

                                    EXERCISE    EXPIRATION    NUMBER OF
NAME OF ISSUER                       PRICE         DATE       CONTRACTS      PREMIUM         VALUE
90-day EuroDollar Futures Call,
 September, 2009..................  $97.250      09/20/09       6,889      $(3,426,244)   $(3,832,006)
                                                                =====      ===========    ===========

See Notes to Financial Statements                                             33

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

SWAP AGREEMENTS OUTSTANDING AS OF JUNE 30, 2008:

CREDIT DEFAULT SWAPS

                                                        PAY/
                                                       RECEIVE                NOTIONAL
                           REFERENCE       BUY/SELL     FIXED    EXPIRATION    AMOUNT      UPFRONT
COUNTERPARTY                ENTITY        PROTECTION    RATE        DATE       (000)      PAYMENTS        VALUE

Bank of America,       Carnival
 N.A. ...............  Corporation            Buy      1.570%     03/20/18    $ 4,145    $         0   $   (13,730)

Bank of America,       Goodrich
 N.A. ...............  Corporation            Buy       0.700     03/20/13      5,250              0       (44,374)

Bank of America,       Goodrich
 N.A. ...............  Corporation            Buy       0.820     03/20/18      3,220              0       (50,811)

Bank of America,
 N.A. ...............  Nordstrom, Inc.        Buy       1.030     03/20/18      5,700              0        69,396

Bank of America,       Sealed Air
 N.A. ...............  Corporation            Buy       1.080     03/20/18      2,455              0       112,207

Bank of America,       Sealed Air
 N.A. ...............  Corporation            Buy       1.120     03/20/18      6,000              0       257,096

Bank of America,       Textron Financial
 N.A. ...............  Corporation            Buy       0.800     03/20/18      4,580              0       141,671

Bank of America,
 N.A. ...............  YUM Brands             Buy       1.180     03/20/13      7,170              0       (54,268)

Citibank, N.A., New
 York................  Eaton Corporation      Buy       0.820     03/20/18      4,060              0        13,967

Goldman Sachs          Avalonbay
 International.......  Communities, Inc.      Buy       3.050     03/20/13      6,850              0      (403,110)

Goldman Sachs
 International.......  CDX.NA.IG.9           Sell       0.600     12/20/12      8,390       (239,090)     (283,048)

Goldman Sachs
 International.......  CDX.NA.IG.9           Sell       0.800     12/20/17     15,190       (508,884)     (511,527)

Goldman Sachs          Coca-Cola
 International.......  Enterprises            Buy       0.588     03/20/13     14,720              0      (104,885)

Goldman Sachs
 International.......  Eaton Corporation      Buy       0.970     03/20/18      4,200              0       (33,414)

Goldman Sachs          Eli Lilly and
 International.......  Company                Buy       0.330     03/20/13     15,000              0       (78,652)

Goldman Sachs          Goodrich
 International.......  Corporation            Buy       0.470     03/20/18      4,500              0        50,521

 34                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                                        PAY/
                                                       RECEIVE                NOTIONAL
                           REFERENCE       BUY/SELL     FIXED    EXPIRATION    AMOUNT      UPFRONT
COUNTERPARTY                ENTITY        PROTECTION    RATE        DATE       (000)      PAYMENTS        VALUE
Goldman Sachs
 International.......  Prologis               Buy      3.330%     03/20/13    $ 3,995    $         0   $  (168,167)

Goldman Sachs          Sealed Air
 International.......  Corporation            Buy       1.080     03/20/18      3,625              0       165,683

Goldman Sachs          Sealed Air
 International.......  Corporation            Buy       1.240     03/20/18      1,755              0        60,163

Goldman Sachs          Textron Financial
 International.......  Corporation            Buy       1.050     03/20/13     15,500              0       106,417

JP Morgan Chase Bank,
 N.A.................  CDX.NA.IG.9           Sell       0.600     12/20/12     30,575     (1,053,350)   (1,031,489)

JP Morgan Chase Bank,
 N.A.................  Nordstrom, Inc.        Buy       1.070     03/20/18      4,875              0        44,889

                       The Pepsi
JP Morgan Chase Bank,  Bottling Group,
 N.A.................  Inc.                   Buy       0.580     03/20/13      3,300              0       (19,586)

                       The Pepsi
JP Morgan Chase Bank,  Bottling Group,
 N.A.................  Inc.                   Buy       0.630     03/20/13      5,210              0       (42,216)

Lehman Brothers
 Special Financing,    Arrow
 Inc. ...............  Electronics, Inc.      Buy       1.040     03/20/18     11,200              0       (98,688)

Lehman Brothers
 Special Financing,
 Inc. ...............  CDX.NA.IG.9           Sell       0.600     12/20/12     16,785       (321,754)     (566,265)

Lehman Brothers
 Special Financing,
 Inc. ...............  CDX.NA.IG.9           Sell       0.600     12/20/12      8,415       (184,711)     (283,892)

Lehman Brothers
 Special Financing,    Goodrich
 Inc. ...............  Corporation            Buy       0.450     03/20/18      5,170              0        66,024

Lehman Brothers
 Special Financing,    Goodrich
 Inc. ...............  Corporation            Buy       0.460     03/20/18      3,780              0        45,355

Merrill Lynch          Carnival
 International.......  Corporation            Buy       1.500     03/20/18      4,375              0       (17,230)

Merrill Lynch          Carnival
 International.......  Corporation            Buy       1.570     03/20/18      3,420              0       (11,329)

See Notes to Financial Statements                                             35

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                                        PAY/
                                                       RECEIVE                NOTIONAL
                           REFERENCE       BUY/SELL     FIXED    EXPIRATION    AMOUNT      UPFRONT
COUNTERPARTY                ENTITY        PROTECTION    RATE        DATE       (000)      PAYMENTS        VALUE
Merrill Lynch          Carnival
 International.......  Corporation            Buy      1.600%     03/20/18    $ 3,590    $         0   $   (29,217)

Merrill Lynch
 International.......  Eaton Corporation      Buy       0.920     03/20/18      5,060              0       (21,025)
                                                                                         -----------   -----------
TOTAL CREDIT DEFAULT SWAPS............................................................   $(2,307,789)  $(2,733,534)
                                                                                         ===========   ===========

INTEREST RATE SWAPS

                                          PAY/
                                        RECEIVE                             NOTIONAL
                       FLOATING RATE    FLOATING    FIXED    EXPIRATION      AMOUNT
COUNTERPARTY               INDEX          RATE      RATE        DATE         (000)          VALUE
JP Morgan Chase
 Bank, N.A. .........  USD-LIBOR BBA      Pay       4.671%    12/24/17      $ 35,000    $      62,485
JP Morgan Chase
 Bank, N.A. .........  USD-LIBOR BBA      Pay       5.443     08/20/17       215,000       16,580,904
JP Morgan Chase
 Bank, N.A. .........  USD-LIBOR BBA      Pay       5.680     08/03/37        63,000        8,050,392
JP Morgan Chase
 Bank, N.A. .........  USD-LIBOR BBA      Pay       5.686     08/03/37        80,000       10,296,611
                                                                                        -------------
TOTAL INTEREST RATE SWAPS...........................................................    $  34,990,392
                                                                                        -------------
SWAP COLLATERAL RECEIVED FROM COUNTERPARTY
 JP Morgan Chase Bank, N.A..........................................................      (30,730,000)
                                                                                        -------------
TOTAL SWAP COLLATERAL RECEIVED......................................................    $ (30,730,000)
                                                                                        -------------
SWAP COLLATERAL PLEDGED TO COUNTERPARTY
 Lehman Brothers Special Financing Inc..............................................          640,000
                                                                                        -------------
TOTAL SWAP COLLATERAL PLEDGED.......................................................    $     640,000
                                                                                        -------------
TOTAL SWAP COLLATERAL RECEIVED/PLEDGED..............................................    $ (30,090,000)
                                                                                        -------------
TOTAL SWAP AGREEMENTS...............................................................    $   2,166,858
                                                                                        =============

 36                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $16,417,833,952)....................  $16,305,920,431
Swap Contracts..............................................        3,643,144
Cash........................................................              498
Receivables:
 Interest...................................................       48,964,308
 Fund Shares Sold...........................................       34,084,706
 Dividends..................................................       14,107,043
 Investments Sold...........................................        4,799,194
 Variation Margin on Futures................................        1,018,251
Other.......................................................          611,867
                                                              ---------------
   Total Assets.............................................   16,413,149,442
                                                              ---------------
LIABILITIES:
Payables:
 Fund Shares Repurchased....................................       75,895,091
 Investments Purchased......................................       38,824,296
 Investment Advisory Fee....................................        4,900,413
 Options Written, at value (premiums received of
   $3,426,244)..............................................        3,832,006
 Distributor and Affiliates.................................           55,417
Swap Contracts..............................................        1,476,286
Trustees' Deferred Compensation and Retirement Plans........          870,173
Accrued Expenses............................................        7,151,074
                                                              ---------------
   Total Liabilities........................................      133,004,756
                                                              ---------------
NET ASSETS..................................................  $16,280,144,686
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
 number of shares authorized)...............................  $16,164,624,567
Accumulated Net Realized Gain...............................      222,072,328
Accumulated Undistributed Net Investment Income.............      (25,521,897)
Net Unrealized Depreciation.................................      (81,030,312)
                                                              ---------------
NET ASSETS..................................................  $16,280,144,686
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
 Class A Shares:
   Net asset value and redemption price per share (Based on
   net assets of $11,332,383,523 and 1,436,294,281 shares of
   beneficial interest issued and outstanding)..............  $          7.89
   Maximum sales charge (5.75%* of offering price)..........             0.48
                                                              ---------------
Maximum offering price to public............................  $          8.37
                                                              ===============
 Class B Shares:
   Net asset value and offering price per share (Based on
   net assets of $2,419,226,823 and 312,317,400 shares of
   beneficial interest issued and outstanding)..............  $          7.75
                                                              ===============
 Class C Shares:
   Net asset value and offering price per share (Based on
   net assets of $1,924,106,216 and 247,201,544 shares of
   beneficial interest issued and outstanding)..............  $          7.78
                                                              ===============
 Class R Shares:
   Net asset value and offering price per share (Based on
   net assets of $184,564,758 and 23,291,095 shares of
   beneficial interest issued and outstanding)..............  $          7.92
                                                              ===============
 Class I Shares:
   Net asset value and offering price per share (Based on
   net assets of $419,863,366 and 53,200,928 shares of
   beneficial interest issued and outstanding)..............  $          7.89
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             37

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $5,733,845)...............................................  $   160,373,824
Interest....................................................      128,008,205
                                                              ---------------
    Total Income............................................      288,382,029
                                                              ---------------
EXPENSES:
Investment Advisory Fee.....................................       31,171,879
Distribution (12b-1) and Service Fees
  Class A...................................................       15,361,083
  Class B...................................................        3,196,488
  Class C...................................................       10,596,997
  Class R...................................................          481,488
Transfer Agent Fees.........................................       12,113,867
Accounting and Administrative Expenses......................        1,074,327
Reports to Shareholders.....................................        1,061,513
Custody.....................................................          294,919
Registration Fees...........................................          190,068
Trustees' Fees and Related Expenses.........................          160,536
Professional Fees...........................................          135,201
Other.......................................................          222,127
                                                              ---------------
    Total Expenses..........................................       76,060,493
    Less Credits Earned on Cash Balances....................          128,997
                                                              ---------------
    Net Expenses............................................       75,931,496
                                                              ---------------
NET INVESTMENT INCOME.......................................  $   212,450,533
                                                              ===============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   220,362,422
  Foreign Currency Transactions.............................         (217,060)
  Futures...................................................       (1,002,430)
  Swap Contracts............................................       42,280,900
                                                              ---------------
Net Realized Gain...........................................      261,423,832
                                                              ---------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    2,156,491,089
                                                              ---------------
  End of the Period:
    Investments.............................................     (111,913,521)
    Foreign Currency Translation............................          (21,140)
    Futures.................................................       (3,254,536)
    Options.................................................         (405,762)
    Swap Contracts..........................................       34,564,647
                                                              ---------------
                                                                  (81,030,312)
                                                              ---------------
Net Unrealized Depreciation During the Period...............   (2,237,521,401)
                                                              ---------------
NET REALIZED AND UNREALIZED LOSS............................  $(1,976,097,569)
                                                              ===============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(1,763,647,036)
                                                              ===============

 38                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2008      DECEMBER 31, 2007
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................  $   212,450,533      $   416,063,639
Net Realized Gain.....................................      261,423,832          689,328,042
Net Unrealized Depreciation During the Period.........   (2,237,521,401)        (543,523,921)
                                                        ---------------      ---------------
Change in Net Assets from Operations..................   (1,763,647,036)         561,867,760
                                                        ---------------      ---------------

Distributions from Net Investment Income:
  Class A Shares......................................     (165,532,630)        (314,136,752)
  Class B Shares......................................      (36,404,274)         (60,605,068)
  Class C Shares......................................      (21,042,605)         (38,938,060)
  Class R Shares......................................       (2,368,626)          (3,874,901)
  Class I Shares......................................       (6,228,875)          (7,530,076)
                                                        ---------------      ---------------
                                                           (231,577,010)        (425,084,857)
                                                        ---------------      ---------------

Distributions from Net Realized Gain:
  Class A Shares......................................       (9,913,949)        (516,851,742)
  Class B Shares......................................       (2,204,670)        (120,623,203)
  Class C Shares......................................       (1,736,243)         (92,742,571)
  Class R Shares......................................         (154,420)          (7,474,228)
  Class I Shares......................................         (327,844)         (14,154,458)
                                                        ---------------      ---------------
                                                            (14,337,126)        (751,846,202)
                                                        ---------------      ---------------
Total Distributions...................................     (245,914,136)      (1,176,931,059)
                                                        ---------------      ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...   (2,009,561,172)        (615,063,299)
                                                        ---------------      ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................    1,372,305,525        4,004,331,761
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................      223,833,906        1,069,792,980
Cost of Shares Repurchased............................   (2,537,415,693)      (3,677,172,713)
                                                        ---------------      ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....     (941,276,262)       1,396,952,028
                                                        ---------------      ---------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................   (2,950,837,434)         781,888,729
NET ASSETS:
Beginning of the Period...............................   19,230,982,120       18,449,093,391
                                                        ---------------      ---------------
End of the Period (Including accumulated undistributed
  net investment income of $(25,521,897) and
  $(6,395,420), respectively).........................  $16,280,144,686      $19,230,982,120
                                                        ===============      ===============

See Notes to Financial Statements                                             39

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                             SIX MONTHS
                               ENDED                           YEAR ENDED DECEMBER 31,
CLASS A SHARES                JUNE 30,    -----------------------------------------------------------------
                                2008        2007             2006             2005        2004       2003
                             ------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............  $    8.84    $    9.12        $    8.68        $    8.62   $   7.90   $   6.62
                             ---------    ---------        ---------        ---------   --------   --------
  Net Investment Income....       0.10(a)      0.22(a)          0.20(a)          0.17       0.16       0.15
  Net Realized and
    Unrealized Gain/Loss...      (0.93)        0.08             0.86             0.49       0.75       1.30
                             ---------    ---------        ---------        ---------   --------   --------
Total from Investment
  Operations...............      (0.83)        0.30             1.06             0.66       0.91       1.45
                             ---------    ---------        ---------        ---------   --------   --------
Less:
  Distributions from Net
    Investment Income......       0.11         0.22             0.20             0.18       0.18       0.17
  Distributions from Net
    Realized Gain..........       0.01         0.36             0.42             0.42       0.01        -0-
                             ---------    ---------        ---------        ---------   --------   --------
Total Distributions........       0.12         0.58             0.62             0.60       0.19       0.17
                             ---------    ---------        ---------        ---------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD...................  $    7.89    $    8.84        $    9.12        $    8.68   $   8.62   $   7.90
                             =========    =========        =========        =========   ========   ========

Total Return (b)...........     -9.42%*       3.26%           12.53%            7.81%     11.77%     22.16%
Net Assets at End of the
  Period (In millions).....  $11,332.4    $13,332.5        $12,604.9        $10,376.7   $7,737.1   $5,198.4
Ratio of Expenses to
  Average Net Assets.......      0.77%        0.76%            0.78%            0.78%      0.80%      0.83%
Ratio of Net Investment
  Income to Average Net
  Assets...................      2.49%        2.32%            2.29%            1.98%      1.97%      2.18%
Portfolio Turnover.........        24%*         35%              39%              38%        42%        49%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*   Non-Annualized

 40                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                             SIX MONTHS
                               ENDED                      YEAR ENDED DECEMBER 31,
CLASS B SHARES                JUNE 30,    --------------------------------------------------------
                                2008        2007        2006        2005        2004        2003
                             ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............   $   8.68    $   8.97    $   8.55    $   8.49    $   7.79    $   6.53
                              --------    --------    --------    --------    --------    --------
  Net Investment Income....       0.10(a)     0.17(a)     0.13(a)     0.11        0.10        0.10
  Net Realized and
    Unrealized Gain/Loss...      (0.91)       0.08        0.84        0.49        0.73        1.28
                              --------    --------    --------    --------    --------    --------
Total from Investment
  Operations...............      (0.81)       0.25        0.97        0.60        0.83        1.38
                              --------    --------    --------    --------    --------    --------
Less:
  Distributions from Net
    Investment Income......       0.11        0.18        0.13        0.12        0.12        0.12
  Distributions from Net
    Realized Gain..........       0.01        0.36        0.42        0.42        0.01         -0-
                              --------    --------    --------    --------    --------    --------
Total Distributions........       0.12        0.54        0.55        0.54        0.13        0.12
                              --------    --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD...................   $   7.75    $   8.68    $   8.97    $   8.55    $   8.49    $   7.79
                              ========    ========    ========    ========    ========    ========

Total Return (b)...........     -9.37%(c)*    2.71%(c)   11.66%      7.15%      10.85%      21.31%
Net Assets at End of the
  Period (In millions).....   $2,419.2    $2,978.3    $3,270.4    $3,222.1    $3,076.3    $2,622.0
Ratio of Expenses to
  Average Net Assets.......      0.77%(c)    1.25%(c)    1.53%       1.53%       1.55%       1.59%
Ratio of Net Investment
  Income to Average Net
  Assets...................      2.49%(c)    1.83%(c)    1.54%       1.22%       1.21%       1.43%
Portfolio Turnover.........        24%*        35%         39%         38%         42%         49%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 8).

*   Non-Annualized

See Notes to Financial Statements                                             41

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                             SIX MONTHS
                               ENDED                      YEAR ENDED DECEMBER 31,
CLASS C SHARES                JUNE 30,    --------------------------------------------------------
                                2008        2007        2006        2005        2004        2003
                             ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............   $   8.72    $   9.01    $   8.58    $   8.52    $   7.82    $   6.55
                              --------    --------    --------    --------    --------    --------
  Net Investment Income....       0.07(a)     0.14(a)     0.14(a)     0.11        0.10        0.10
  Net Realized and
    Unrealized Gain/Loss...      (0.92)       0.08        0.84        0.49        0.73        1.29
                              --------    --------    --------    --------    --------    --------
Total from Investment
  Operations...............      (0.85)       0.22        0.98        0.60        0.83        1.39
                              --------    --------    --------    --------    --------    --------
Less:
  Distributions from Net
    Investment Income......       0.08        0.15        0.13        0.12        0.12        0.12
  Distributions from Net
    Realized Gain..........       0.01        0.36        0.42        0.42        0.01         -0-
                              --------    --------    --------    --------    --------    --------
Total Distributions........       0.09        0.51        0.55        0.54        0.13        0.12
                              --------    --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD...................   $   7.78    $   8.72    $   9.01    $   8.58    $   8.52    $   7.82
                              ========    ========    ========    ========    ========    ========

Total Return (b)...........     -9.78%*      2.41%      11.73%       7.12%      10.81%      21.40%(c)
Net Assets at End of the
  Period (In millions).....   $1,924.1    $2,333.4    $2,267.4    $1,968.8    $1,561.6    $1,071.9
Ratio of Expenses to
  Average Net Assets.......      1.53%       1.51%       1.53%       1.53%       1.55%       1.59%
Ratio of Net Investment
  Income to Average Net
  Assets...................      1.73%       1.57%       1.54%       1.22%       1.22%       1.44%(c)
Portfolio Turnover.........        24%*        35%         39%         38%         42%         49%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment income to Average Net Assets of .02%.

*   Non-Annualized

 42                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED DECEMBER 31,
CLASS R SHARES                      JUNE 30,    --------------------------------------------------
                                      2008       2007        2006        2005      2004      2003
                                   ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................    $ 8.87     $ 9.16      $ 8.72      $ 8.65    $ 7.93    $ 6.63
                                     ------     ------      ------      ------    ------    ------
  Net Investment Income..........      0.09(a)    0.19(a)     0.18(a)     0.15      0.15      0.15
  Net Realized and Unrealized
    Gain/Loss....................     (0.93)      0.08        0.86        0.50      0.74      1.30
                                     ------     ------      ------      ------    ------    ------
Total from Investment
  Operations.....................     (0.84)      0.27        1.04        0.65      0.89      1.45
                                     ------     ------      ------      ------    ------    ------
Less:
  Distributions from Net
    Investment Income............      0.10       0.20        0.18        0.16      0.16      0.15
  Distributions from Net Realized
    Gain.........................      0.01       0.36        0.42        0.42      0.01       -0-
                                     ------     ------      ------      ------    ------    ------
Total Distributions..............      0.11       0.56        0.60        0.58      0.17      0.15
                                     ------     ------      ------      ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.........................    $ 7.92     $ 8.87      $ 9.16      $ 8.72    $ 8.65    $ 7.93
                                     ======     ======      ======      ======    ======    ======

Total Return (b).................    -9.51%*     2.87%      12.20%       7.65%    11.45%    22.15%
Net Assets at End of the Period
  (In millions)..................    $184.6     $192.9      $151.8      $101.8    $ 40.8    $ 15.2
Ratio of Expenses to Average Net
  Assets.........................     1.02%      1.01%       1.03%       1.03%     1.05%     1.12%
Ratio of Net Investment Income to
  Average Net Assets.............     2.24%      2.07%       2.04%       1.73%     1.72%     1.88%
Portfolio Turnover...............       24%*       35%         39%         38%       42%       49%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*   Non-Annualized

See Notes to Financial Statements                                             43

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      SIX MONTHS                               DECEMBER 22, 2004
                                        ENDED       YEAR ENDED DECEMBER 31,    (COMMENCEMENT OF
CLASS I SHARES                         JUNE 30,    -------------------------    OPERATIONS) TO
                                         2008       2007      2006     2005    DECEMBER 31, 2004
                                      ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................    $ 8.84     $ 9.12    $ 8.69    $8.61         $8.58
                                        ------     ------    ------    -----         -----
  Net Investment Income.............      0.11(a)    0.24(a)   0.23(a)  0.17           -0-(c)
  Net Realized and Unrealized
    Gain/Loss.......................     (0.93)      0.08      0.84     0.53          0.03
                                        ------     ------    ------    -----         -----
Total from Investment Operations....     (0.82)      0.32      1.07     0.70          0.03
                                        ------     ------    ------    -----         -----
Less:
  Distributions from Net Investment
    Income..........................      0.12       0.24      0.22     0.20           -0-
  Distributions from Net Realized
    Gain............................      0.01       0.36      0.42     0.42           -0-
                                        ------     ------    ------    -----         -----
Total Distributions.................      0.13       0.60      0.64     0.62           -0-
                                        ------     ------    ------    -----         -----
NET ASSET VALUE, END OF THE
  PERIOD............................    $ 7.89     $ 8.84    $ 9.12    $8.69         $8.61
                                        ======     ======    ======    =====         =====

Total Return (b)....................    -9.31%*     3.52%    12.68%    8.33%         0.35%*
Net Assets at End of the Period (In
  millions).........................    $419.9     $392.8    $154.7    $58.7         $ 1.5
Ratio of Expenses to Average Net
  Assets............................     0.52%      0.51%     0.53%    0.55%         0.56%
Ratio of Net Investment Income to
  Average Net Assets................     2.74%      2.57%     2.53%    2.17%         1.20%
Portfolio Turnover..................       24%*       35%       39%      38%           42%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $.01 per share.

*   Non-Annualized

 44                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Equity and Income Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's investment objective is to seek the highest possible income consistent with safety of principal. The Fund invests primarily in income-producing equity instruments and other debt securities issued by a wide group of companies in many different industries. The Fund commenced investment operations on August 3, 1960. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class R Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange
(NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Options are valued at the last sale price. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

    - Level 1--quoted prices in active markets for identical investments

    - Level 2--other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    - Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                              INVESTMENTS IN                    OTHER FINANCIAL
VALUATION INPUTS                                SECURITIES       LIABILITIES     INSTRUMENTS*
Level 1--Quoted Prices......................  $ 9,143,794,983    $(3,832,006)     $(3,254,536)
Level 2--Other Significant Observable
  Inputs....................................    7,162,125,448            -0-       32,256,858
Level 3--Significant Unobservable Inputs....              -0-            -0-              -0-
                                              ---------------    -----------      -----------
Total.......................................  $16,305,920,431    $(3,832,006)     $29,002,322
                                              ===============    ===========      ===========

*   Other financial instruments include futures, forwards, and swap contracts.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board (FASB) Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes, on June 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    At June 30, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $16,478,357,447
                                                              ===============
Gross tax unrealized appreciation...........................  $ 6,128,475,116
Gross tax unrealized depreciation...........................   (6,300,912,132)
                                                              ---------------
Net tax unrealized depreciation on investments..............  $  (172,437,016)
                                                              ===============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, including a portion of premiums received from written options, and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
  Ordinary Income...........................................    $  525,312,873
  Long-term capital gain....................................       651,618,186
                                                                --------------
                                                                $1,176,931,059
                                                                ==============

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $20,698,174
Undistributed long-term capital gain........................     14,159,855

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. CREDITS EARNED ON CASH BALANCES During the six months ended June 30, 2008, the Fund's custody fee was reduced by $128,997 as a result of credits earned on cash balances.

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $150 million..........................................     .50%
Next $100 million...........................................     .45%
Next $100 million...........................................     .40%
Over $350 million...........................................     .35%

    For the six months ended June 30, 2008, the Fund recognized expenses of approximately $117,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2008, the Fund recognized expenses of approximately $393,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2008, the Fund recognized expenses of approximately $3,377,300 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $599,476 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2008. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $1,920,600 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $2,132,100. Sales charges do not represent expenses of the Fund.

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2008, and the year ended December 31, 2007, transactions were as follows:

                                         FOR THE                            FOR THE
                                    SIX MONTHS ENDED                      YEAR ENDED
                                      JUNE 30, 2008                    DECEMBER 31, 2007
                             -------------------------------    -------------------------------
                                SHARES            VALUE            SHARES            VALUE
Sales:
  Class A..................   118,909,859    $   999,884,277     310,081,986    $ 2,878,607,087
  Class B..................    11,801,305         97,012,240      32,731,195        298,720,484
  Class C..................    13,714,090        113,405,911      46,787,341        428,968,350
  Class R..................     5,796,936         49,488,068      11,462,480        106,893,500
  Class I..................    13,438,933        112,515,029      31,106,737        291,142,340
                             ------------    ---------------    ------------    ---------------
Total Sales................   163,661,123    $ 1,372,305,525     432,169,739    $ 4,004,331,761
                             ============    ===============    ============    ===============
Dividend Reinvestment:
  Class A..................    20,299,273    $   164,666,608      86,621,262    $   780,049,021
  Class B..................     4,500,948         35,837,362      18,924,102        167,183,956
  Class C..................     2,322,531         18,596,851      12,057,386        107,032,815
  Class R..................       242,389          1,975,931         980,211          8,858,068
  Class I..................       339,933          2,757,154         741,582          6,669,120
                             ------------    ---------------    ------------    ---------------
Total Dividend
  Reinvestment.............    27,705,074    $   223,833,906     119,324,543    $ 1,069,792,980
                             ============    ===============    ============    ===============
Repurchases:
  Class A..................  (211,782,723)   $(1,768,288,211)   (269,776,125)   $(2,508,279,980)
  Class B..................   (47,240,088)      (387,400,010)    (73,117,260)      (667,759,789)
  Class C..................   (36,602,487)      (301,855,322)    (42,833,270)      (392,637,159)
  Class R..................    (4,488,006)       (37,764,796)     (7,275,490)       (67,924,223)
  Class I..................    (5,026,500)       (42,107,354)     (4,354,707)       (40,571,562)
                             ------------    ---------------    ------------    ---------------
Total Repurchases..........  (305,139,804)   $(2,537,415,693)   (397,356,852)   $(3,677,172,713)
                             ============    ===============    ============    ===============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended June 30, 2008, the Fund received redemption fees of approximately $25,500, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $3,837,925,943 and $3,976,259,010, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $146,514,070 and $698,797,027, respectively.

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Summarized below are the specific types of derivative financial instruments used by the fund.

A. FOREIGN CURRENCY TRANSLATION Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amount arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expense are translated at rates prevailing when accrued.

B. FUTURES CONTRACT A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures contracts on stock indices and U.S. Treasuries. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or to manage the Fund's overall exposure to the equity markets. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended June 30, 2008, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2007............................       5,945
Futures Opened..............................................      38,672
Futures Closed..............................................     (32,299)
                                                                 -------
Outstanding at June 30, 2008................................      12,318
                                                                 =======

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

C. OPTION CONTRACTS An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.

    The Fund may write covered call and put options. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying securities to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

    Transactions in written call options were as follows:

                                                              NUMBER OF     PREMIUM
                                                              CONTRACTS     RECEIVED
Options outstanding at December 31, 2007....................      -0-      $     --0-
Options written.............................................    6,889       3,426,244
Options terminated in closing purchase transactions.........      -0-             -0-
Options exercised...........................................      -0-             -0-
Options expired.............................................      -0-             -0-
                                                                -----      ----------
Options outstanding at June 30, 2008........................    6,889      $3,426,244
                                                                =====      ==========

D. SWAP CONTRACTS The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments, to the buyer in the event of an adverse credit event of the issuer. The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.

    The Fund may also enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. Cash collateral has been offset against open swap contracts under the provisions of FASB Interpretation No. 39: Offsetting of Amounts Related to Certain Contracts an interpretation of APB Opinion No. 10 and FASB Statement No. 105 and are included within "Swap Contracts" on the Statement of Assets and Liabilities. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized loss on swap contracts on the Statement of Operations.

7. MORTGAGE BACKED SECURITIES

The Fund may invest in various types of Mortgage Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies--Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

Mortgage Corporation (FHLMC). A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's.

    These securities derive their value from or represent interests in a pool of mortgages, or mortgage securities. Mortgage securities are subject to prepayment risk--the risk that, as mortgage interest rates fall, borrowers will refinance and "prepay" principal. A fund holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance resulting in lower prepayments. This can effectively extend the maturity of a fund's mortgage securities resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.

    To the extent a fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.

    An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payment on their mortgages.

8. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets, and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    All distribution expenses incurred by the Distributor has been reimbursed by the Fund which has resulted in a reduced distribution fee for both Class B and Class C Shares. To the extent distribution expenses are incurred by the Distributor in the future, these amounts may be recovered from subsequent payments under the distribution plan or CDSC.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. ACCOUNTING PRONOUNCEMENT

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

VAN KAMPEN EQUITY AND INCOME FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940.

  Van Kampen Equity and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Equity and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Equity and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                        25, 125, 225, 625, 525
                                                                   EQISAN 8/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-04252P-Y06/08

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Please refer to Item #1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Equity and Income Fund


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 15, 2008